Accounts Receivable (Details) - Schedule of Allowance for Doubtful Accounts Movement - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Doubtful Accounts Movement [Abstract]
Beginning balance		$ 99,003
Reversal		(99,003)	$ 30,187
Ending balance			$ 99,003